Intangible assets - Changes in DAC and other intangibles (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Movements in deferred acquisition costs and intangible assets
At end of period	$ 6,525
Software
PVIF and other intangibles
Additions	11
Amortisation	(11)
Foreign exchange losses	(3)
Acquired in-force (PVIF) and other intangibles	81	$ 84
Shareholder-backed
Movements in deferred acquisition costs and intangible assets
At beginning of period	6,394
Reclassification of US operations as held for distribution	(13,881)
Additions	475
Amortisation to the income statement	(331)	(518)
Disposals and transfers	(3)
Exchange differences and other movements	(84)
At end of period	6,451	6,394
PVIF and other intangibles
Acquired in-force (PVIF) and other intangibles	3,946	4,041
Shareholder-backed | Deferred acquisition costs
Movements in deferred acquisition costs and intangible assets
Reclassification of US operations as held for distribution	(13,863)
Additions	374
Amortisation to the income statement	(186)
Exchange differences and other movements	(36)
At end of period	2,505
Shareholder-backed | PVIF and other intangibles
Movements in deferred acquisition costs and intangible assets
Reclassification of US operations as held for distribution	(18)
Additions	101
Amortisation to the income statement	(145)
Disposals and transfers	(3)
Exchange differences and other movements	(48)
At end of period	3,946
Discontinued US operations
Movements in deferred acquisition costs and intangible assets
At beginning of period	13,881
At end of period	13,836	13,881
Discontinued US operations | Shareholder-backed
Movements in deferred acquisition costs and intangible assets
Amortisation to the income statement		374
Continuing and discontinued operations
Movements in deferred acquisition costs and intangible assets
At beginning of period	20,345
At end of period		20,345
Continuing and discontinued operations | Shareholder-backed
Movements in deferred acquisition costs and intangible assets
At beginning of period	20,275	17,409
Additions		2,471
Amortisation to the income statement	(331)	(144)
Amortisation of DAC related to the discontinued US operations recognised within other comprehensive income		494
Disposals and transfers		(12)
Exchange differences and other movements		57
At end of period		20,275
Continuing and discontinued operations | Shareholder-backed | Deferred acquisition costs
Movements in deferred acquisition costs and intangible assets
At beginning of period	16,216
Amortisation to the income statement	(186)
At end of period		16,216
Continuing and discontinued operations | Shareholder-backed | PVIF and other intangibles
Movements in deferred acquisition costs and intangible assets
At beginning of period	4,059
Amortisation to the income statement	$ (145)
At end of period		$ 4,059